Document and Entity Information	Dec. 18, 2024
Cover [Abstract]
Entity Registrant Name	SKECHERS USA INC
Amendment Flag	false
Entity Central Index Key	0001065837
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 18, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-14429
Entity Tax Identification Number	95-4376145
Entity Address, Address Line One	228 Manhattan Beach Boulevard
Entity Address, City or Town	Manhattan Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90266
City Area Code	310
Local Phone Number	318-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value of $0.001 per share
Trading Symbol	SKX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false